Goodwill and Intangible Assets, Net - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Impairments of goodwill or intangible assets	$ 0	$ 0
Amortization expense for intangible assets	$ 6,338,000	$ 7,882,000